Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche Global Real Estate Securities Fund

Robert Thomas has been added as portfolio manager of the fund and, together with John W. Vojticek, John Hammond, Chris Robinson, and David W. Zonavetch is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for Deutsche Global Real Estate Securities Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for John W. Vojticek, John Hammond, Chris Robinson, and David W. Zonavetch is provided as of December 31, 2016 and the information for Robert Thomas is provided as of January 31, 2017:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
John W. Vojticek	$100,001 - $500,000	$500,001 - $1,000,000
John Hammond	$0	$0
Chris Robinson	$0	$0
David W. Zonavetch	$0	$10,001 - $50,000
Robert Thomas	$0	$1 - $10,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
John W. Vojticek	11	$6,715,488,259	0	$0
John Hammond	2	$357,164,144	0	$0
Chris Robinson	2	$357,164,144	0	$0
David W. Zonavetch	6	$2,803,874,250	0	$0
Robert Thomas	5	$2,761,681,148	0	$0

March 10, 2017

SAISTKR-307

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
John W. Vojticek	22	$7,929,323,494	0	$0
John Hammond	10	$1,645,512,633	0	$0
Chris Robinson	11	$1,857,226,979	0	$0
David W. Zonavetch	12	$1,708,528,490	0	$0
Robert Thomas	12	$1,714,557,344	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
John W. Vojticek	42	$5,488,499,513	0	$0
John Hammond	12	$1,340,617,876	0	$0
Chris Robinson	12	$1,313,985,470	0	$0
David W. Zonavetch	22	$2,815,338,545	0	$0
Robert Thomas	22	$2,817,191,963	0	$0

Please Retain This Supplement for Future Reference